Summary Of Significant Accounting Policies (Schedule Of Material And Supplies) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounting Policies [Abstract]
Fuel	$ 198	[1]	$ 150	[1]
Gas stored underground	131		171
Other materials and supplies	241		229
Total materials and supplies	$ 570		$ 550

[1]	Consists of coal, oil, paint, propane, and tire chips.